Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Cancelation amount	$ 114		$ 1,491
Research and development expenses			321	$ 471
Advertising and marketing expenses			$ 12,223	1,231
Deposit rate percentage			8.33%
Severance cost			$ 193	$ 109
Moringa Acquisition Corp [Member]
Significant Accounting Policies (Details) [Line Items]
Share amount (in Shares)		11,500,000	11,500,000
Purchase shares (in Shares)		5,940,000	5,940,000
Federal depository insurance coverage		$ 250,000	$ 250,000
Incurred offering costs			334,345
Underwriter discount			2,300,000
Remaining amount			$ 7,599
Percentage of tax benefit		50.00%	50.00%
Shares subject to possible redemption		$ 2,551,880
Short Term Deposits [Member]
Significant Accounting Policies (Details) [Line Items]
Weighted average annual rate			0.01%	0.01%